UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Greater China Opportunities Fund

Quarterly portfolio holdings 7/31/15

Fund's investments	Greater China Opportunities Fund

As of 7-31-15 (unaudited)
	Shares	Value
Common stocks 98.9%		$65,615,128
China 42.1%		27,932,856
AAC Technologies Holdings, Inc.	54,500	308,968
Bank of China, Ltd., H Shares	3,886,000	2,123,457
Beijing Capital International Airport Company, Ltd., H Shares	596,000	613,569
Bloomage Biotechnology Corp., Ltd.	172,500	311,751
Byd Company, Ltd., H Shares (I)	139,500	616,060
CAR, Inc. (I)	343,000	669,469
CGN Power Company, Ltd., H Shares (S)	1,886,000	828,945
China Animal Healthcare, Ltd. (I)	1,590,000	746,566
China Communications Construction Company, Ltd., H Shares	619,000	794,527
China Construction Bank Corp., H Shares	2,880,000	2,349,408
China Eastern Airlines Corp., Ltd., H Shares (I)	908,000	727,528
China Life Insurance Company, Ltd., H Shares	357,000	1,314,922
China Merchants Bank Company, Ltd., H Shares	278,000	718,124
China Petroleum & Chemical Corp., H Shares	910,000	685,866
CNOOC, Ltd.	471,000	577,982
Dalian Wanda Commercial Properties Company, Ltd., H Shares (S)	80,900	586,411
GOME Electrical Appliances Holdings, Ltd.	3,286,000	569,545
Greenland Hong Kong Holdings, Ltd. (I)	789,000	453,455
Huadian Power International Corp., H Shares	682,000	688,863
Industrial & Commercial Bank of China, Ltd., H Shares	2,875,500	1,975,434
Kingsoft Corp., Ltd.	207,000	551,549
PetroChina Company, Ltd., H Shares	952,000	937,850
Ping An Insurance Group Company of China, Ltd., H Shares	314,000	1,806,932
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	232,800	551,120
Sinosoft Technology Group, Ltd.	1,234,000	696,689
Sound Global, Ltd. (I)	665,000	420,327
Tencent Holdings, Ltd.	218,800	4,076,384
Wisdom Holdings Group	1,233,000	644,730
Zhuzhou CSR Times Electric Company, Ltd., H Shares	86,500	586,425
Hong Kong 34.1%		22,587,540
AIA Group, Ltd.	449,800	2,925,742
BOC Hong Kong Holdings, Ltd.	317,000	1,276,825
Cheung Kong Infrastructure Holdings, Ltd.	124,000	1,078,262
Cheung Kong Property Holdings, Ltd. (I)	130,080	1,083,958
China Everbright International, Ltd.	451,000	692,888
China Merchants Holdings International Company, Ltd.	192,000	701,836
China Mobile, Ltd.	259,500	3,397,064
China Resources Land, Ltd.	292,666	819,991
China Taiping Insurance Holdings Company, Ltd. (I)	364,400	1,086,845
China Unicom Hong Kong, Ltd.	436,000	611,923
CK Hutchison Holdings, Ltd.	125,580	1,864,045
Galaxy Entertainment Group, Ltd.	204,000	938,077
Guangdong Investment, Ltd.	360,000	488,183
Hong Kong Exchanges and Clearing, Ltd.	49,000	1,327,057
New World Development Company, Ltd.	869,000	1,049,354
Sino Biopharmaceutical, Ltd.	608,000	704,005
Sun Hung Kai Properties, Ltd.	70,000	1,074,138
Swire Properties, Ltd.	157,000	504,810
Vinda International Holdings, Ltd.	389,000	962,537

2SEE NOTES TO FUND'S INVESTMENTS

Greater China Opportunities Fund

	Shares	Value
Taiwan 22.0%		$14,598,624
Advanced Semiconductor Engineering, Inc.	481,000	558,406
Advantech Company, Ltd.	74,000	499,042
Catcher Technology Company, Ltd.	73,000	804,771
China Life Insurance Company, Ltd.	778,000	784,624
CTBC Financial Holding Company, Ltd.	1,195,109	866,740
Delta Electronics, Inc.	151,000	742,765
FLEXium Interconnect, Inc.	192,000	642,918
Formosa Chemicals & Fibre Corp.	416,000	985,711
Hermes Microvision, Inc.	15,000	748,094
Hon Hai Precision Industry Company, Ltd.	330,960	951,786
Johnson Health Tech Company, Ltd. (I)	224,000	486,399
Largan Precision Company, Ltd.	9,000	914,379
Taiwan Semiconductor Manufacturing Company, Ltd.	1,021,089	4,462,171
TTY Biopharm Company, Ltd.	279,000	802,944
XAC Automation Corp.	144,000	347,874
United States 0.7%		496,108
IntelliEPI, Inc.	183,000	496,108
Total investments (Cost $55,606,294)† 98.9%		$65,615,128
Other assets and liabilities, net 1.1%		$719,727
Total net assets 100.0%		$66,334,855

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 7-31-15, the aggregate cost of investment securities for federal income tax purposes was $55,880,278. Net unrealized appreciation aggregated $9,734,850, of which $14,059,089 related to appreciated investment securities and $4,324,239 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 7-31-15:

Financials	36.4
Information technology	25.3
Industrials	10.0
Telecommunication services	6.0
Utilities	5.3
Consumer discretionary	4.9
Health care	4.2
Energy	3.3
Materials	2.0
Consumer staples	1.5
Other assets	1.1
Total	100.0

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2015, by major security category or type:

	Total value at 7-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$27,932,856	—	$26,765,963	$1,166,893
Hong Kong	22,587,540	—	22,587,540	—
Taiwan	14,598,624	—	14,598,624	—
United States	496,108	$496,108	—	—
Total investments in securities	$65,615,128	$496,108	$63,952,127	$1,166,893

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2.

Investments in securities	Common stocks
Balance as of 10-31-14	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(917,528)
Purchases	152,662
Sales	—
Transfers into Level 3	1,931,759
Transfers out of Level 3	—
Balance as of 7-31-15	1,166,893
Change in unrealized at period end*	($917,528)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund's Level 3 securities are outlined in the table below.

	Fair value at 7-31-15	Valuation technique	Unobservable inputs	Input/range
Common Stocks	$1,166,893	Market Approach	Prior / recent transactions Discount for lack of marketability	$0.67 - $0.90 (weighted average $0.75) 30%

4

Fair value at 7-31-15	Valuation technique	Unobservable inputs	Input/range
$1,166,893

A change to unobservable inputs of the fund's Level 3 securities may result in changes to the fair value measurement, as follows :

Unobservable input	Impact to valuation if input increases	Impact to valuation if input decreases
Discount for lack of marketability	Decrease	Increase
Prior / recent transactions	Increase	Decrease

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	08Q3	07/15
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.		9/15

ITEM 2. CONTROLS AND PROCEDURES.

(a)       Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)       There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: September 21, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: September 21, 2015